Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in non-current financial debt
Issuance of non-current debt	$ 3,938	$ 2,959	$ 4,096
Repayment of non-current debt	(3,289)	(682)	(520)
Net amount	649	2,277	3,576
Cash and cash equivalents
Cash	15,186	13,427	12,129
Cash equivalents	12,721	19,758	12,468
Total cash and cash equivalents	27,907	$ 33,185	$ 24,597	$ 23,269
Restricted cash and cash equivalents	$ 1,842